INTANGIBLE ASSETS, NET - Summary of intangible assets (Detail) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 71,492,000	¥ 39,122,000
Less: Accumulated amortization	(18,691,000)	(11,307,000)
Accumulated impairment loss	(10,413,000)	(9,831,000)
Finite-Lived Intangible Assets, Net	42,388,000	17,984,000
Student Base [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	17,910,000	12,510,000
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,675,000	1,675,000
License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	¥ 51,907,000	¥ 24,937,000